JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 94.0%
Alternative Assets — 4.5%
JPMorgan Realty Income Fund Class R6 Shares (a)	9,832	156,822

Fixed Income — 8.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,877	58,475
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,793	109,255
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,276	17,979
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,300	18,034
JPMorgan High Yield Fund Class R6 Shares (a)	8,224	60,115
JPMorgan Income Fund Class R6 Shares (a)	3,133	29,760

Total Fixed Income		293,618

International Equity — 34.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	15,652	321,339
JPMorgan International Equity Fund Class R6 Shares (a)	8,999	191,321
JPMorgan International Focus Fund Class R6 Shares (a)	15,493	413,813
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	14,087	290,342

Total International Equity		1,216,815

U.S. Equity — 46.4%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	8,623	316,545
JPMorgan Large Cap Value Fund Class R6 Shares (a)	1,876	36,147
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	548	41,733
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	763	22,401
JPMorgan Small Cap Value Fund Class R6 Shares (a)	605	20,394
JPMorgan U.S. Equity Fund Class R6 Shares (a)	17,458	381,286
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,063	333,247
JPMorgan Value Advantage Fund Class R6 Shares (a)	11,136	478,531

Total U.S. Equity		1,630,284

TOTAL INVESTMENT COMPANIES (Cost $2,414,170)		3,297,539

EXCHANGE-TRADED FUNDS — 4.3%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	345	33,143

Fixed Income — 1.1%
JPMorgan High Yield Research Enhanced ETF (a)	710	36,990

U.S. Equity — 2.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	917	80,437

TOTAL EXCHANGE-TRADED FUNDS (Cost $134,542)		150,570

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.38%, 1/31/2022 (Cost $18,664)	18,584	18,666

	Shares (000)
SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $44,227)	44,227	44,227

Total Investments — 100.1% (Cost $2,611,603)		3,511,002
Liabilities in Excess of Other Assets — (0.1)%		(1,775)

Net Assets — 100.0%		3,509,227

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	771	12/2021	EUR	35,938	(1,202)
FTSE 100 Index	289	12/2021	GBP	27,423	7
MSCI EAFE E-Mini Index	620	12/2021	USD	70,280	(3,328)
S&P 500 E-Mini Index	255	12/2021	USD	54,857	(1,496)

					(6,019)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$150,570	$—	$—	$150,570
Investment Companies	3,297,539	—	—	3,297,539
U.S. Treasury Obligations	—	18,666	—	18,666
Short-Term Investments
Investment Companies	44,227	—	—	44,227

Total Investments in Securities	$3,492,336	$18,666	$—	$3,511,002

Appreciation in Other Financial Instruments
Futures Contracts	$7	$—	$—	$7
Depreciation in Other Financial Instruments
Futures Contracts	(6,026)	—	—	(6,026)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(6,019)	$—	$—	$(6,019)

JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$50,810	$—	$18,495	$2,088	$(1,260)	$33,143	345	$227	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	92,017	14,734	24,021	1,859	(4,152)	80,437	917	187	—
JPMorgan Core Bond Fund Class R6 Shares (a)	58,444	324	—	—	(293)	58,475	4,877	324	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	116,718	710	7,722	(179)	(272)	109,255	12,793	711	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,137	204	—	—	(362)	17,979	2,276	205	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	344,754	25,097	18,008	2,651	(33,155)	321,339	15,652	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	18,159	331	—	—	(456)	18,034	2,300	331	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	301,307	27,247	12,508	7,532	(7,033)	316,545	8,623	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	69,083	768	9,560	546	(722)	60,115	8,224	768	—
JPMorgan High Yield Research Enhanced ETF (a)	37,160	—	—	—	(170)	36,990	710	390	—
JPMorgan Income Fund Class R6 Shares (a)	29,657	290	—	—	(187)	29,760	3,133	289	—
JPMorgan International Equity Fund Class R6 Shares (a)	203,542	—	10,974	762	(2,009)	191,321	8,999	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	436,949	22,985	31,254	3,683	(18,550)	413,813	15,493	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	308,500	—	16,330	1,743	(3,571)	290,342	14,087	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	110,670	139	70,570	(5,576)	1,484	36,147	1,876	139	—
JPMorgan Realty Income Fund Class R6 Shares (a)	154,767	591	—	—	1,464	156,822	9,832	591	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	42,292	—	—	—	(559)	41,733	548	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	12,251	11,002	—	—	(852)	22,401	763	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	20,910	40	—	—	(556)	20,394	605	41	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	415,918	695	38,745	6,535	(3,117)	381,286	17,458	696	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	49,691	219,538	225,002	—	—	44,227	44,227	3	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	303,125	46,896	14,949	5,956	(7,781)	333,247	9,063	882	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	563,082	—	83,015	3,924	(5,460)	478,531	11,136	—	—

Total	$3,757,943	$371,591	$581,153	$31,524	$(87,569)	$3,492,336		$5,784	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.